SUPPLEMENT DATED JULY 28, 2023 TO THE CURRENT
SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Convertible Securities Fund
(the “Fund”)
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above referenced Fund and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
Effective immediately:
Ellen Gold will no longer serve as a Portfolio Manager of the Fund. All references to Ms. Gold in the Summary Prospectus, Statutory Prospectus and Statement of Additional Information are hereby removed.
The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Robert Young, CFA	Portfolio Manager (lead)	2023

Ramez Nashed	Portfolio Manager	2010 (predecessor fund 2006)*

*Predecessor fund refers to the Morgan Stanley Convertible Securities Trust, which was reorganized into the Fund after the close of business on June 1, 2010.
The following information replaces in its entirety the bulleted list appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:

▪
Robert Young, CFA, Portfolio Manager (lead manager), who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 2001.
▪
Ramez Nashed, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Nashed served as Portfolio Manager of the predecessor fund since 2006.
The following information is added after the table under “PORTFOLIO MANAGER(S) — PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS — INVESTMENTS” in Appendix H of the Fund’s SAI:
As of May 31, 2023, Mr. Young did not beneficially own any shares of the Fund.
The following information is added after the table under “PORTFOLIO MANAGER(S) — PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS — ASSETS MANAGED” in Appendix H of the Fund’s SAI:
As of May 31, 2023, Mr. Young managed 3 other registered investment companies with a total of approximately $1,168.3 million, 2 other pooled investment vehicles with a total of approximately $146.4 million and no other accounts.
MS-CSEC-SUMSTATSAI-SUP 072823